CONCENTRATIONS OF RISKS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013
Revenues	$ 464,547	$ 27,275	$ 8,843
Percentage of revenues	77.00%	82.00%	72.00%
Trade accounts receivable
Customer A [Member]
Revenues	$ 174,547		$ 4,590
Percentage of revenues	29.00%		38.00%
Trade accounts receivable
Customer B [Member]
Revenues	$ 150,000		$ 1,753
Percentage of revenues	25.00%		14.00%
Trade accounts receivable
Customer C [Member]
Revenues	$ 140,000		$ 1,250
Percentage of revenues	23.00%		10.00%
Trade accounts receivable
Customer D, related party [Member]
Revenues		$ 8,795
Percentage of revenues		27.00%
Trade accounts receivable
Customer E, related party [Member]
Revenues		$ 6,352
Percentage of revenues		19.00%
Trade accounts receivable
Customer F [Member]
Revenues		$ 6,125
Percentage of revenues		18.00%
Trade accounts receivable
Customer G [Member]
Revenues		$ 6,003
Percentage of revenues		18.00%
Trade accounts receivable
Customer D [Member]
Revenues			$ 1,250
Percentage of revenues			10.00%
Trade accounts receivable